Measurement of financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Measurement of financial assets and liabilities
Measurement of financial assets and liabilities

C2 Measurement of financial assets and liabilities

The Group uses the trade date method to account for regular purchases and sales of financial assets. The Group holds financial assets in accordance with IFRS 9 (2023) / IAS 39 (2022 and prior) whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

–	Financial instruments at FVTPL: this comprises primarily instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without discretionary participation features. In addition, this includes derivatives. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement.
–	Financial instruments at FVOCI under IFRS 9 or on an AFS basis under IAS 39: these instruments are initially recognised at fair value plus attributable transaction costs and are subsequently measured at fair value. Interest and/or dividend income is recognised in the income statement. Unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses except for equity securities that have been elected to be designated at FVOCI under IFRS 9 whereby there is no recycling to the profit or loss on derecognition being the difference to the AFS treatment for equity securities under IAS 39. Subsequent to the demerger of Jackson in September 2021, the Group designated its retained interest in Jackson as AFS equity securities under IAS 39. Upon the adoption of IFRS 9, the Group made the election to measure its interest in equity securities in Jackson at FVOCI, which were disposed of entirely in 2023. There were no financial instruments at FVOCI at 31 December 2023.
–	Financial instruments at amortised cost: these instruments comprise non-quoted investments that have fixed or determinable payments, including loans collateralised by mortgages, deposits, and other receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

C2.1 Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques. Climate change does not directly impact fair values particularly where these are built on observable inputs (ie level 1 and level 2), which represent the majority of the Group's financial instruments as discussed below.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

The fair value of the subordinated and senior debt issued by the Group is determined using quoted prices from independent third parties.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustments are made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2 Valuation hierarchy

(a)	Assets and liabilities at fair value

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as FVTPL at 31 December 2023. At 31 December 2022, $266 million of financial assets classified as AFS under IAS 39 related to the Group’s retained interest in Jackson, which was disposed of in 2023. All assets and liabilities held at fair value are measured on a recurring basis.

Financial instruments at fair value

	31 Dec 2023 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	—	430	—	430
Equity securities and holdings in collective investment schemes	56,327	5,562	2,864	64,753
Debt securities note (i)	64,004	19,020	40	83,064
Derivative assets	1,460	395	—	1,855
Derivative liabilities	(58)	(180)	—	(238)
Total financial investments, net of derivative liabilities	121,733	25,227	2,904	149,864
Investment contract liabilities without DPF note (ii)	—	(769)	—	(769)
Net asset value attributable to unit holders of consolidated investment funds	(2,711)	—	—	(2,711)
Total financial instruments at fair value	119,022	24,458	2,904	146,384
Percentage of total (%)	81%	17%	2%	100%

	31 Dec 2022 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	—	447	3	450
Equity securities and holdings in collective investment schemes	49,725	7,130	824	57,679
Debt securities note (i)	57,148	19,763	38	76,949
Derivative assets	82	487	—	569
Derivative liabilities	(778)	(223)	—	(1,001)
Total financial investments, net of derivative liabilities	106,177	27,604	865	134,646
Investment contract liabilities without DPF note (ii)	—	(663)	—	(663)
Net asset value attributable to unit holders of consolidated investment funds	(4,193)	—	—	(4,193)
Total financial instruments at fair value	101,984	26,941	865	129,790
Percentage of total (%)	78%	21%	1%	100%

Notes

(i)	Of the total level 2 debt securities of $19,020 million at 31 December 2023 (31 December 2022: $19,763 million), $10 million (31 December 2022: $37 million) are valued internally.
(ii)

For Investment contract liabilities without DPF, it is assumed that these investment contracts are not quoted in an active market and do not have readily available published prices and that their fair values are determined using valuation techniques. It is assumed that all significant inputs used in the valuation are observable and these investment contract liabilities are classified in level 2.

(iii)

At 31 December 2023, the Group held $2,904 million (31 December 2022: $865 million) of net financial instruments at fair value within level 3. This represents 2 per cent (2022: less than one per cent) of the total fair valued financial assets, net of financial liabilities and comprises the following:

–

Equity securities and holdings in collective investment schemes of $2,863 million (31 December 2022: $823 million) are externally valued using the net asset value of the invested entities and consist primarily of property and infrastructure funds held by the participating funds. Equity securities of $1 million (31 December 2022: $1 million) are internally valued. Internal valuations are inherently more subjective than external valuations; and

–	Other sundry individual financial instruments of a net asset of $40 million(31 December 2022: $41 million).

Of the net financial instruments of $2,904 million (31 December 2022: $865 million) referred to above:

–

A net asset of $2,866 million (31 December 2022: $830 million) is held by the Group’s with-profits and unit-linked funds and therefore shareholders’ profit and equity are not immediately impacted by movements in the valuation of these financial instruments; and

–

The remaining level 3 investments comprise a net asset of $38 million (31 December 2022: $35 million) and are primarily corporate bonds valued using external prices adjusted to reflect the specific known conditions relating to these bonds (eg distressed securities). If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(4) million (31 December 2022: $(4) million), which would reduce shareholders’ equity by this amount before tax.

Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During 2023, the transfers between levels within the portfolios included transfers from level 1 to level 2 of $505 million and transfers from level 2 to level 1 of $1,708 million. These transfers primarily reflect the change in the observed valuation inputs of equity securities and debt securities and, in certain cases, the change in the level of trading activities of the securities. There were transfers from level 2 to level 3 of $1,489 million in the period relating to certain of the underlying investments of the Group’s consolidated investment funds, which are now deemed to have more unobservable inputs.

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning of the period to that presented at the end of the period.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments. Total gains and losses recorded in other comprehensive income comprises the translation of investments into the Group's presentational currency of US dollars.

	2023 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	3	824	38	865
Total gains in income statement note	—	25	2	27
Total gains recorded in other comprehensive income	—	6	—	6
Purchases and other additions	—	524	—	524
Sales	(3)	(4)	—	(7)
Transfers into level 3	—	1,489	—	1,489
Balance at 31 Dec	—	2,864	40	2,904

	2022 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	5	577	58	640
Total losses in income statement note	(2)	(31)	(2)	(35)
Total losses recorded in other comprehensive income	—	(6)	(3)	(9)
Purchases and other additions	—	305	—	305
Sales	—	(21)	—	(21)
Transfers (out of) level 3	—	—	(15)	(15)
Balance at 31 Dec	3	824	38	865

Note

Of the total net gain in the income statement of $27 million at 2023 (2022: net loss of $(35) million), $29 million (2022: $(12) million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2023 $m	2022 $m
Loans	—	(2)
Equity securities and holdings in collective investment schemes	27	(8)
Debt securities	2	(2)
Net unrealised gains and losses of financial instruments still held at the end of the year	29	(12)

(b)	Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Deposits, cash and cash equivalents, accrued investment income, other debtors, accruals, deferred income and other creditors are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2023 $m		31 Dec 2022 $m
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Debt securities	—	—	67	67
Loans	148	179	140	206
Liabilities
Core structural borrowings of shareholder-financed businesses	(3,933)	(3,659)	(4,261)	(3,834)
Operational borrowings (excluding lease liabilities)	(707)	(707)	(516)	(516)
Obligations under funding, securities lending and sale and repurchase agreements	(716)	(716)	(582)	(582)
Net financial liabilities at amortised cost	(5,208)	(4,903)	(5,152)	(4,659)

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the Group, has been estimated from the discounted cash flows expected to be received or paid. All the assets and liabilities in the table above have been classified within level 2 at 31 December 2023 and 2022, reflecting the observability of the inputs used to derive their fair value. The fair value of the subordinated and senior debt issued by the Group is determined using quoted prices from independent third parties.

C2.3Additional information on financial instruments

(a)Financial risk

Liquidity analysis

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis. In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term.Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets. For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments) based on the earliest period in which the Group can be required to pay assuming conditions are consistent with those of year end. For investment contracts without DPF, the maturity profile is based on undiscounted cash flow projections of expected benefit payments.

	31 Dec 2023 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	769	155	169	68	149	24	9	5	273	852
Core structural borrowings of shareholder-financed businesses	3,933	126	126	379	3,555	—	—	—	750	4,936
Lease liabilities under IFRS 16	234	76	62	86	25	2	—	—	—	251
Other operational borrowings	707	707	—	—	—	—	—	—	—	707
Obligations under funding, securities lending and sale and repurchase agreements	716	716	—	—	—	—	—	—	—	716
Accruals, deferred income and other liabilities	4,035	3,845	—	—	—	—	—	—	190	4,035
Net asset value attributable to unit holders of consolidated investment funds	2,711	2,711	—	—	—	—	—	—	—	2,711
Total non-derivative financial liabilities	13,105	8,336	357	533	3,729	26	9	5	1,213	14,208

	31 Dec 2022 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	663	11	163	206	98	22	8	4	243	755
Core structural borrowings of shareholder-financed businesses	4,261	509	124	370	2,598	1,024	—	—	750	5,375
Lease liabilities under IFRS 16	299	101	76	127	28	9	—	—	—	341
Other operational borrowings	516	516	—	—	—	—	—	—	—	516
Obligations under funding, securities lending and sale and repurchase agreements	582	582	—	—	—	—	—	—	—	582
Accruals, deferred income and other liabilities	2,866	2,686	—	—	—	—	—	—	180	2,866
Net asset value attributable to unit holders of consolidated investment funds	4,193	4,193	—	—	—	—	—	—	—	4,193
Total non-derivative financial liabilities	13,380	8,598	363	703	2,724	1,055	8	4	1,173	14,628

Note

The undiscounted cash flows of investment contracts without DPF included under the 'No stated maturity’ category in the maturity profile shown above are mostly repayable on demand due to most of these investment contracts having options to surrender early, though often subject to surrender or other penalties therefore, these options are unlikely to be exercised in practice.

Maturity analysis of derivatives

The following table shows the carrying value of the gross and net derivative positions.

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2023	1,855	(238)	1,617
31 Dec 2022	569	(1,001)	(432)

All net derivatives are carried at fair value and are considered to be due within one year or less, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments.

Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors. Further details of collateral in place in relation to derivatives, securities lending, repurchase and reverse repurchase agreements and other transactions are provided in note (c) below. The Group’s exposure to credit risk is further discussed in the Risk review report.

The majority of Group’s financial instruments are carried at FVTPL. The total value of assets held at amortised cost is $12,933 million (31 December 2022: $13,947 million), comprising primarily cash and cash equivalents, deposits and accrued investment income where the credit risk is considered to be low by nature. There are no material expected credit losses recognised on these assets. At 31 December 2023, $9 million (31 December 2022: $7 million) are past their due date and as recovery is anticipated, immaterial expected credit loss provision has been established.

In addition, the Group did not take possession of any other collateral held as security in both years.

Foreign exchange risk

The Group is exposed to exchange gains and losses on financial assets and liabilities held by the Group’s business units in a currency other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of USD denominated business in Hong Kong). The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts and currency swaps as described in note (b) below.

The amount of exchange loss on financial instruments recognised in the income statement in 2023, except for those arising on financial instruments measured at FVTPL, is $(38) million (2022: $234 million gain).

Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IFRS 9/IAS 39. The Group has no net investment, fair value or cash flow hedges under IFRS 9 and IAS 39 at 31 December 2023 and 2022, respectively. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Derivatives held and their purpose

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward contracts, swaps and swaptions.

All over-the-counter derivative transactions are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and collateral agreements are in place between the individual entities and relevant counterparties under each of these market master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility.

(b)	Derecognition, collateral and offsetting

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group has entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. At 31 December 2023, the fair value of the collateral held in respect of these transactions, which is represented by the purchased securities was $3,623 million (31 December 2022: $3,244 million).

Securities lending and repurchase agreements

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

At 31 December 2023, the Group had $2,001 million (31 December 2022: $1,571 million) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $2,042 million (31 December 2022: $1,679 million).

Collateral and pledges under derivative transactions

At 31 December 2023, the Group had pledged $457 million (31 December 2022: $62 million) for liabilities and held collateral of $1,586 million (31 December 2022: $234 million) for assets in respect of derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to derivative transactions, which permit sale or re-pledging of underlying collateral. The Group has not sold any non-cash collateral held or re-pledged any non-cash collateral.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2023 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)			note (iv)
Derivative assets	1,820	(138)	(1,529)	(11)	142
Reverse repurchase agreements	3,616	(12)	—	(3,604)	—
Total financial assets	5,436	(150)	(1,529)	(3,615)	142
Derivative liabilities	(225)	138	57	—	(30)
Securities lending and repurchase agreements	(713)	—	(18)	730	(1)
Total financial liabilities	(938)	138	39	730	(31)

	31 Dec 2022 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	457	(179)	(217)	—	61
Reverse repurchase agreements	3,174	—	—	(3,174)	—
Total financial assets	3,631	(179)	(217)	(3,174)	61
Derivative liabilities	(284)	179	27	6	(72)
Securities lending and repurchase agreements	(582)	—	13	566	(3)
Total financial liabilities	(866)	179	40	572	(75)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.